Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2019
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Carried at Fair Value on a Recurring Basis

The following table summarizes the Company’s financial assets and liabilities that are carried at fair value on a recurring basis, in its consolidated balance sheets:

	September 30, 2019	December 31, 2018
	(U.S. $ in thousands)
Assets:
Foreign exchange forward contracts not designated as hedging instruments	$857	$374
Foreign exchange forward contracts designated as hedging instruments	556	-

Liabilities:
Foreign exchange forward contracts not designated as hedging instruments	(184)	(196)
Foreign exchange forward contracts designated as hedging instruments	-	(628)
	$1,229	$(450)